ALYSON SAAD

2ND Vice President and Counsel

(205) 268-2984 direct

(205) 268-3597 fax

(800) 866-3555 toll-free

alyson.saad@protective.com

December 14, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.
Washington, DC 20549

Attention: Sally Samuel, Quinn Kane

RE:     Pre-Effective Amendment No. 1 (“PEA No. 1”) to the

Registration Statement on Form N-6 (the “Registration Statement”) for

Protective Executive Benefits Registered VUL (the “Policies”) (File No. 333-248236)

Protective COLI VUL (the “Separate Account”) (File No. 811-23604)

Protective Life Insurance Company (the “Depositor” or the “Company”)

Ladies and Gentleman:

Filed herewith electronically via EDGAR is PEA No. 1 under the Securities Act of 1933, as amended, and amendment no. 1 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-6 of the Policies and the Separate Account. The Policies are individual flexible premium variable universal life insurance policies and will be offered through the Separate Account. The purpose of PEA No. 1 is to respond to comments received from the Staff on the initial Registration Statement and to complete various parts of the Registration Statement’s disclosure. Financial statements will be added by pre-effective amendment.

If you have any questions or comments, please call the undersigned at (205) 268-2984.

Very truly yours,

/s/ Alyson Saad

Alyson Saad
2nd Vice President and Counsel

Enclosures

cc:	Jo Cicchetti, Esq.
Faegre Drinker Biddle & Reath LLP